Redeemable Convertible Preferred Stock - Narrative (Details)		12 Months Ended
	Oct. 06, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000	75,685,626
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)		0	75,495,266
Preferred stock, shares outstanding (in shares)		0	75,495,266	59,277
Recapitalization exchange ratio	1.815	1.815
Temporary equity, shares, conversion of convertible securities (in shares)		75,495,266
Series A preferred
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			12,246,716
Preferred stock, shares issued (in shares)			12,056,356
Preferred stock, shares outstanding (in shares)			12,056,356
Temporary equity, shares, conversion of convertible securities (in shares)	12,056,356
Series B preferred
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			13,775,479
Preferred stock, shares issued (in shares)			13,775,479
Preferred stock, shares outstanding (in shares)			13,775,479
Temporary equity, shares, conversion of convertible securities (in shares)	13,775,479
Series C preferred
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			10,894,352
Preferred stock, shares issued (in shares)			10,894,352
Preferred stock, shares outstanding (in shares)			10,894,352
Temporary equity, shares, conversion of convertible securities (in shares)	10,894,352
Series D preferred
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			22,361,146
Preferred stock, shares issued (in shares)			22,361,146
Preferred stock, shares outstanding (in shares)			22,361,146
Temporary equity, shares, conversion of convertible securities (in shares)	22,361,146
Series D-1 preferred
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			16,407,933
Preferred stock, shares issued (in shares)			16,407,933
Preferred stock, shares outstanding (in shares)			16,407,933
Temporary equity, shares, conversion of convertible securities (in shares)	16,407,933